Note 8 - Leases (Tables)	12 Months Ended
Oct. 31, 2022
Notes Tables
Lessee, Lease Liability, Maturity [Table Text Block]
Fiscal Year	Operating leases	Finance lease
2023	$382,716	$42,868
2024	331,438	42,868
2025	55,023	42,868
2026	—	55,715
Total undiscounted lease payments	769,177	184,319
Present value discount	(39,424)	(17,684)
Total lease liability	$729,753	$166,635